Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Summary of fair value hierarchy for financial assets and liabilities that are measured at fair value on recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021:

(EUR thousand)		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	26	411,039	411,039	—	—
Equity Investments others	20	1,084	—	—	1,084
Derivatives financial assets	21	49	—	49	—
Financial current assets	21	27,168	—	27,168	—
Other non-current financial assets		671	—	671	—
Total assets		440,011	411,039	27,888	1,084

Derivatives financial liabilities	29	1,681	—	1,681	—
Total Liabilities		1,681	—	1,681	—

As at December 31, 2020:

(EUR thousand)		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	26	115,599	115,599	—	—
Equity Investments others	20	760	—	—	760
Derivatives financial assets	21	19	—	19	—
Financial current assets	21	41,523	—	41,523	—
Other non-current financial assets		610	—	610	—
Total assets		158,511	115,599	42,152	760

Put & Call related to financial liabilities	29	6,706	—	—	6,706
Derivatives financial liabilities	29	4,417	—	4,417	—
Payables for subsidiary acquisition	29	1,221	—	—	1,221
Total Liabilities		12,344	—	4,417	7,927

Summary of Debt Securities

The fair value of Liabilities measured at amortized cost include bank loans; in 2020 Stevanato Group has issued the following debt securities:

Purchaser	Date of Sale or Issuance	Number of Securities	Consideration
PGIM, Inc	April 16, 2020	1	EUR 50,000,000